Variable Interest Entities (“VIEs”) (Details) - Schedule of variable interest entities - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Total assets	¥ 69,792
Total current liabilities	(40,100)
Total liabilities	(40,653)
Net revenues	16,267
Operating costs and expenses	1,814
Net income	14,431
Net cash generated from operating activities	48,923
Net cash used in financing activities		¥ (266,901)